Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 29 — SUBSEQUENT EVENTS

We have evaluated subsequent events for recognition and disclosure through April 25, 2025, the date our consolidated financial statements were issued.

Revolving Credit Agreement

On February 21, 2025, Webull Financial terminated the revolving credit agreement it entered into on September 6, 2024. Simultaneously with the revolving credit agreement termination, Webull Financial entered into a syndicated credit agreement (the “Syndicated Loan”) that provides for loans up to an aggregate principal amount of $150,000,000. Any outstanding principal under the Syndicated Loan is prepayable in whole or in part and matures on February 20, 2026.

The Syndicated Loan requires monthly interest payments made in arrears. The interest payments are calculated using a daily rate that is based on the greater of (i) the secured overnight financing rate as administered by the Federal Reserve Bank of New York for such day plus 0.11448%, (ii) the Federal Funds Rate for such day, and (iii) 0.25% plus 2.5% per annum, which was 6.93% as of February 21, 2025. We also are required to pay a quarterly commitment fee at a rate of 0.50% per annum on the average daily unused portion of available credit.

The Syndicated Loan contains financial covenants. Webull Financial shall at all times maintain (i) a tangible net worth of not less than $135,000,000, (ii) excess net capital of not less than $75,000,000, and (iii) a ratio of total assets to total regulatory capital of not more than 8.0 to 1.0.

Share Purchase Agreement

On March 3, 2025, Webull Securities Limited entered into an agreement to purchase 18,300 shares (the “Share Purchase”) from the noncontrolling shareholder of Webull Indonesia for IDR 27,174,772,385 or the equivalent of $1,643,470. The Share Purchase is contingent on the approval from the Financial Services Authority of the Republic of Indonesia. Once regulatory approval is received, the Share Purchase will close. After closing, Webull Securities Limited’s ownership in Webull Indonesia will increase to 95.1%.